Note 19 - Pension Plan - Amounts Recognized in Balance Sheet (Details) - Pension Plan [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Present value of accumulated benefit obligation	$ (701)	$ (37,925)
Effect of future compensation increases	(1,113)	(1,049)
Present value of projected benefit obligation	(1,813)	(38,974)	$ (42,368)
Fair value of plan assets	10	37,177	$ 38,813
Net liability for pension benefits	$ (1,803)	$ (1,797)